Stock Based Compensation - Grant date fair value of stock options (Details)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Risk-free interest rate	1.04%		0.469%
Expected term (in years)	5 years		5 years
Evolv Technologies Holdings Inc [Member]
Risk-free interest rate	0.50%			0.40%	2.50%
Expected term (in years)	4 years 6 months 29 days	0 years		5 years 8 months 5 days	5 years 11 months 12 days
Expected volatility	23.90%			31.40%	27.90%
Expected dividend yield	0.00%			0.00%	0.00%